PREFERRED STOCK (Details) - Cumulative Basis [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Preferred Class A [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%	6.00%	6.00%
Dividend payable current	$ 3,586,573		$ 3,227,559
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%		6.00%
Preferred stock conversion price per share	$ 1	$ 1	$ 1	$ 1
Preferred stock liquidation preference value	$ 11,586,573		$ 11,227,559
Class A One Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%	6.00%	6.00%
Dividend payable current	$ 1,609,235		$ 1,429,728
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%		6.00%
Preferred stock conversion price per share	$ 1.15	$ 1.15	$ 1.15	$ 1.15
Preferred stock liquidation preference value	$ 5,609,235		$ 5,429,728
Preferred Class B [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%	6.00%	6.00%
Dividend payable current	$ 4,696,002		$ 3,995,233
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%		6.00%
Preferred stock conversion price per share	$ 5	$ 5	$ 5	$ 5
Preferred stock liquidation preference value	$ 20,311,442		$ 19,610,673
Class B One Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%	6.00%	6.00%
Dividend payable current	$ 2,515,198		$ 1,631,127
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%		6.00%
Preferred stock conversion price per share	$ 0.8	$ 0.8	$ 0.8	$ 0.8
Preferred stock liquidation preference value	$ 22,215,198		$ 21,331,127
Series C Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividend rate	6.00%	6.00%	6.00%	6.00%
Dividend payable current	$ 278,444		$ 17,122
Preferred stock percentage of dividend in the event of liquidation in addition to the principal amount	6.00%		6.00%
Preferred stock conversion price per share	$ 5	$ 5	$ 5	$ 5
Preferred stock liquidation preference value	$ 11,942,164		$ 11,303,062